LONG-TERM INVESTMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Debt Instrument [Line Items]
Investment	$ 1,094,275					$ 8,500,000				$ 2,014,462	$ 15,647,738
Long term investments			$ 4,975,442				$ 38,647,738					$ 1,866,704	$ 14,500,000
Impairment loss on long term investment			$ 252,713	$ 1,963,000
Redeemed investment	6,212,101					$ 48,253,736
Gain on sale of investments	$ 142,384	$ 1,105,998
Company A [Member]
Debt Instrument [Line Items]
Investment ownership percentage			4.99%				4.99%					4.99%	4.99%
Company B [Member]
Debt Instrument [Line Items]
Investment ownership percentage										3.00%	3.00%
Company A [Member]
Debt Instrument [Line Items]
Investment							$ 14,500,000						$ 14,500,000
Company B [Member]
Debt Instrument [Line Items]
Investment										$ 1,094,275	$ 8,500,000
Company C [Member]
Debt Instrument [Line Items]
Investment								$ 253,000	$ 1,963,000
Long term investments			$ 4,975,442				$ 38,647,738